Net Income Per Share - Basic and Diluted (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerators
Company's net income from continuing operations	$ 113,394	$ 55,190	$ 8,247
Less:
General Partner's interest in Company's net income	0	188	63
Deemed dividend to General Partner	0	46,184	0
Company's net income allocable to unvested shares	0	203	53
Net income attributable to common shareholders	$ 113,394	$ 8,615	$ 8,131
Denominators
Weighted average number of common shares outstanding, basic	58,919,848	56,094,666	21,182,471
Effect of dilutive shares	272,031	0	0
Weighted average number of common shares outstanding, diluted	59,191,879	56,094,666	21,182,471
Net income from continuing operations per common share:
Income (Loss) from Continuing Operations, Per Basic Share	$ 1.92	$ 0.15	$ 0.38
Income (Loss) from Continuing Operations, Per Diluted Share	$ 1.92	$ 0.15	$ 0.38